ASSETS HELD FOR SALE (Details) - MR tanker [Member] $ in Thousands	2 Months Ended	6 Months Ended
	Sep. 30, 2016	Jun. 30, 2016 USD ($)
Long Lived Assets Held-for-sale [Line Items]
number of vessels held for sale		6
sale price		$ 172,500
Impairment charges		$ 18,200
Subsequent Event [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of vessels delivered and sold	5